FAIR VALUE (Details) (USD $)	12 Months Ended			29 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Dec. 31, 2009 item
FAIR VALUE
Number of securities in mutual funds bought				2
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the beginning of the period	$ 399,955	$ 361,803	$ 465,709
Changes in fair value	26,459	34,331	(121,895)
Foreign exchange difference	8,861	3,821	17,989
Disposal	(435,275)
Balance at the end of the period		399,955	361,803
Available-for-sale securities
Fair value		399,955	361,803
Mutual fund
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the end of the period		399,955
Available-for-sale securities
Cost		378,390
Gross unrealized gains		21,565
Fair value		$ 399,955